Equity - Dividends declared and paid (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid	$ (21,189)	$ (6,160)	$ (5,140)
Dividend 2019 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid				$ (18,542)
Common shares [member] | Dividend 2019 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid				$ (20,067)
Dividends paid, ordinary shares per share				$ 0.073
Treasury shares [member] | Dividend 2019 [Member] | Annual General Meeting [Member]
Disclosure of Shareholders' equity, net [Line Items]
Dividends declared and paid				$ (1,525)